Employee benefits - Staff Severance Indemnities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits [Line Items]
Current cost of service	$ 0	$ 0	$ 0
Interest cost	12	12	255
Actuarial gain loss	54	180	(1,357)
Benefits paid during the year	0	0	7,739
Staff severance indemnities
Employee benefits [Line Items]
Balance, beginning of year	(43,578)	(34,899)	(27,099)
Current cost of service	(1,889)	(4,624)	(4,204)
Interest cost	(2,549)	(2,236)	(1,928)
Actuarial gain loss	3,149	(5,947)	(5,305)
Exchange rate difference	5,039	769	551
Benefits paid during the year	1,191	3,359	3,086
Balance, end of year	$ (38,637)	$ (43,578)	$ (34,899)